UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22550

Name of Fund: BlackRock Preferred Partners LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Preferred

        Partners LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2015

Date of reporting period: 12/31/2014

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2014 (Unaudited)	(Percentages shown are based on Members’ Capital)

Portfolio Funds	Value
Directional Trading — 16.7%
D.E. Shaw Oculus International Fund, Liquidity Class	$3,296,417
Graticule Asia Macro Fund L.P. (FKA Fortress Asia Macro Fund Ltd.),
Class A:
Series 05-2011	4,093,685
Series 02-2014	1,021,092
QMS Diversified Global Macro Offshore Fund Ltd., Class NV:
Series 01-2014	3,059,149
Series 02-2014	609,974
Series 03-2014	305,586

12,385,903

Event Driven — 21.2%
Aristeia International, Ltd., Class A:
Series A NV	2,615,047
Series 02-2014	325,128
Series 03-2014	229,561
Jet Capital Concentrated Offshore Fund, Ltd., Class E,
Non-Voting Shares:
Series 1, 06-2011	3,012,201
Series 2, 02-2014	403,735
King Street Capital, Ltd., Class S, Series 53	2,827
Pentwater Event Fund, Ltd., Class F-NV-U:
Initial Series	4,991,793
Series 01-2014	327,107
Series 02-2014	540,994
York Investment, Ltd., Class D-U:
Series 1	2,940,220
Series 2-2014	370,330

15,758,943

Fundamental Long/Short — 34.8%
Anchor Bolt Offshore Fund Ltd.:
Class A1, Series 1	3,319,725
Class A1, Series 02-2014	305,534
Class A3, Series 03-2014	130,805
Blue Harbour Strategic Value Partners Offshore, Ltd., Class 1,
Series 09-2014	2,544,023
Glenview Capital Partners (Cayman), Ltd., Class G/84	3,439,241
Hitchwood Capital Fund Ltd., Series A1:
10/2014	2,427,782
11/2014	363,060
Myriad Opportunities Offshore Fund, Ltd.:
Class B, Series 40	4,227,447
Class D, Series 21	1,556,298
One William Street Capital Offshore Fund, Ltd., Class AA:
Initial Series AA	1,706,890
Series 03-2013	337,479
Series 04-2013	111,519
Series 11-2013	1,110,597
Series 12-2013	110,472
Series 01-2014	385,339
Series 02-2014	326,186

Portfolio Funds	Value
Fundamental Long/Short (concluded)
Panning Overseas Fund, Ltd.:
Series A-1, Initial Series	$2,966,350
Series 03-2014	454,213

25,822,960

Relative Value — 19.9%
Achievement Fund, Ltd. (FKA Peak6 Achievement Fund, Ltd.), Class E, Non-Voting Shares:
Initial Series	2,988,919
Series 02-2014	215,621
BG Fund, Class D	3,098,358
Citadel Global Fixed Income Fund, Ltd., Class A	5,616,873
Magnetar Capital Fund II, Ltd., Class G:
Series 14	718,640
Series 15	217,862
Series 16	179,099
Series 17	377,821
Series 18	455,115
Series 19	241,606
Series 20	219,242
Series 21	300,187
Series 22	122,986

14,752,329
Total Investments (Cost $57,576,587*) — 92.6%	68,720,135
Other Assets Less Liabilities — 7.4%	5,458,654

Members’ Capital — 100.0%	$74,178,789

BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2014	1

Schedule of Investments (continued)

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$68,466,674

Gross unrealized appreciation	$308,151
Gross unrealized depreciation	(54,690)

Net unrealized appreciation	$253,461

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs). If the reporting entity has the ability to redeem its investment with the Portfolio Funds at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions, the Fund’s investment in the Portfolio Fund will be considered Level 2.

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term will be considered Level 3.

The Fund’s investments in Portfolio Funds not otherwise traded on an active exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds and has not been adjusted by BlackRock Advisors LLC, it is classified as Level 2; in all other cases it is classified as Level 3. Changes in redemption features may result in transfers into or out of an assigned level within the disclosure hierarchy. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in it’s semi-annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Portfolio Funds:[1]
Directional Trading	—	$9,089,486	$3,296,417	$12,385,903
Event Driven	—	9,896,222	5,862,721	15,758,943
Fundamental Long/Short	—	7,195,305	18,627,655	25,822,960
Relative Value	—	3,098,358	11,653,971	14,752,329
Total	—	$29,279,371	$39,440,764	$68,720,135

[1]	In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, cash of $799,993 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between Level 1 and Level 2.

2	BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2014

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to members’ capital. The following table is a reconciliation of Level 3 investments:

Assets:	Directional Trading	Event Driven	Fundamental Long/Short	Relative Value	Total
Opening Balance, as of March 31, 2014	$3,101,731	$10,083,924	$20,956,086	$13,041,251	$47,182,992
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[1]	—	(3,816,568)	(7,359,809)	(1,968,413)	(13,144,790)
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	216,622	660,363	87,666	964,651
Net change in unrealized appreciation/depreciation[2]	194,686	178,931	771,015	(627,962)	516,670
Purchases	—	—	6,600,000	1,621,429	8,221,429
Sales	—	(800,188)	(3,000,000)	(500,000)	(4,300,188)

Closing Balance, as of December 31, 2014	$3,296,417	$5,862,721	$18,627,655	$11,653,971	$39,440,764

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014[2]	$194,686	$395,553	$1,431,379	$(540,296)	$1,481,322

[1]

As of March 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $13,144,790 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2014	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: February 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Partners LLC

Date: February 23, 2015